EQUITY TRANSACTIONS - Narrative (Details) - $ / shares			6 Months Ended		12 Months Ended
	Dec. 23, 2022	May 31, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Aug. 19, 2022	Jun. 27, 2022
EQUITY TRANSACTIONS
Options exercise price per share					$ 0.07
Issuance of ordinary shares from exercise of share options, shares			15,752,320
Warrant convertible into common stock ratio	1.00%
Series A Warrants
EQUITY TRANSACTIONS
Warrants exercise price							$ 11.00
Series B Warrants
EQUITY TRANSACTIONS
Warrants exercise price							10.00
Private Placement
EQUITY TRANSACTIONS
Warrants exercise price						$ 6.00	0.10
Combined purchase price of each ADS and accompanying Warrants							10.00
Combined purchase price of each Pre-Funded Warrant and accompanying Warrants							$ 9.90
Private Placement | Series A Warrants
EQUITY TRANSACTIONS
Warrants exercise price						6.60
Private Placement | Series B Warrants
EQUITY TRANSACTIONS
Warrants exercise price						$ 6.00
Class A Ordinary shares
EQUITY TRANSACTIONS
Authorized share capital, ordinary shares			1,599,935,000		1,599,935,000
Ordinary shares, par value per share			$ 0.00005		$ 0.00005
Ordinary shares issued			1,111,232,210		1,063,813,210
Ordinary shares, shares outstanding			1,111,232,210		1,063,813,210
Shares issued for asset acquisition		16,038,930		16,038,930
Class B Ordinary shares
EQUITY TRANSACTIONS
Authorized share capital, ordinary shares			400,000,000		400,000,000
Ordinary shares, par value per share			$ 0.00005		$ 0.00005
Ordinary shares issued			99		99
Ordinary shares, shares outstanding			99		99
Class A preference shares
EQUITY TRANSACTIONS
Preferred stock shares authorized			65,000		65,000
Preference Shares, Shares Authorized			65,000		65,000